PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 9,895	$ 8,765
Less - Accumulated depreciation	5,393	4,588
Property and equipment, net	4,502	4,177	$ 2,563
Depreciation expense	1,523	1,205	$ 956
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,883	1,640
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	4,731	4,328
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	907	668
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 2,374	$ 2,129